Related Party Transactions (Notes)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS:
ETE has agreements with subsidiaries to provide or receive various general and administrative services. ETE pays us to provide services on its behalf and on behalf of other subsidiaries of ETE, which includes the reimbursement of various operating and general and administrative expenses incurred by us on behalf of ETE and its subsidiaries.
In connection with the Lake Charles LNG Transaction, ETP agreed to continue to provide management services for ETE through 2015 in relation to both Lake Charles LNG’s regasification facility and the development of a liquefaction project at Lake Charles LNG’s facility, for which ETE has agreed to pay incremental management fees to ETP of $75 million per year for the years ending December 31, 2014 and 2015.
The Partnership also has related party transactions with several of its equity method investees. In addition to commercial transactions, these transactions include the provision of certain management services and leases of certain assets.
The following table summarizes the affiliate revenues on our consolidated statements of operations:

	Years Ended December 31,
	2014	2013	2012
Affiliated revenues	$965	$1,442	$188

The following table summarizes the related company balances on our consolidated balance sheets:

	December 31,
	2014	2013
Accounts receivable from related companies:
ETE	$11	$18
Dakota Access Pipeline	68	—
PES	6	7
FGT	9	29
ET Crude Oil	10	24
Lake Charles LNG	3	—
Other	32	39
Total accounts receivable from related companies:	$139	$117

Accounts payable to related companies:
ETE	$—	$10
FGT	2	8
Lake Charles LNG	2	—
Other	21	7
Total accounts payable to related companies:	$25	$25